Braskem Idesa Borrowings	12 Months Ended
Dec. 31, 2022
Borrowings [abstract]
Braskem Idesa Borrowings

17 Braskem Idesa Borrowings

Identification		Maturity	Charges (% per year)		2022	2021

Bonds
Bond I		nov-2029	Us dollar exchange variation + 7.45	(i)	4,690,619	5,104,463
Bond II		feb-2032	Us dollar exchange variation + 6.99	(ii)	6,352,864	6,834,805
					11,043,483	11,939,268

Others	(a)	Oct-2026	Us dollar exchange variation + quarterly Libor + 4.00	(iii)	734,837	849,859

Transactions costs					(408,002)	(477,592)

Total					11,370,318	12,311,535

Current liabilities					868,635	86,765
Non-current liabilities					10,501,683	12,224,770
Total					11,370,318	12,311,535

(i)	Unsecured Bond, considers the same guarantees (property, plant and equipment) of Bond II.
(ii)	Sustainability-linked bonds. The bonds due in 10 years have an interest rate of 6.99% p.a., which may be increased by up to 0.37% p.a. if certain conditions are not met. The Braskem Idesa pledged as guarantee property, plant and equipment assets in the same value as the bond.
(iii)	For this financing, fixed assets and other rights (such as shares and receivables) were granted as collateral.
(a)	Regarding this financing, on December 22, 2022 Braskem Idesa obtained the waiver related to a leverage ratio (covenant) until June 30, 2023. In this sense, even though Braskem Idesa is not in default and creditors did not request to accelerate this debt, because the waiver did not cover at least 12 months, the entire balance, in the amount of R$649,560, was reclassified from non-current liabilities to current liabilities on December 31, 2022.

Braskem Idesa is in full compliance with its debt service obligation defined in the financing agreement and maintains a cash position equivalent to R$2,184,332 as of December 31, 2022.

The amount of the financings with maturities in the long term are as follows:

	2022	2021

2023	-	67,649
2024	-	68,694
2025	-	69,530
2026	-	408,445
2029	4,337,567	4,900,399
2032	6,164,116	6,710,053
Total	10,501,683	12,224,770